Consolidated Statements of Comprehensive Income (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 Cost of services [Member] USD ($)	Jun. 30, 2014 Cost of services [Member] CNY	Jun. 30, 2013 Cost of services [Member] CNY	Jun. 30, 2012 Cost of services [Member] CNY	Jun. 30, 2014 Sales and marketing expenses [Member] USD ($)	Jun. 30, 2014 Sales and marketing expenses [Member] CNY	Jun. 30, 2013 Sales and marketing expenses [Member] CNY	Jun. 30, 2012 Sales and marketing expenses [Member] CNY	Jun. 30, 2014 General and administrative expenses [Member] USD ($)	Jun. 30, 2014 General and administrative expenses [Member] CNY	Jun. 30, 2013 General and administrative expenses [Member] CNY	Jun. 30, 2012 General and administrative expenses [Member] CNY
Allocated share-based compensation expense	$ 16	102	239	345	$ 109	678	1,555	1,664	$ 4,749	29,463	3,911	6,243